Shareholders' Equity - Summary of Activity and Fair Value Assumptions, Warrants (Details) - $ / shares	1 Months Ended	3 Months Ended		12 Months Ended
	Nov. 30, 2013	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Summary of warrant activity
Number of Warrants, Beginning Balance		8,903,348	407,904	407,904	1,557,980
Number of Warrants, Issued				8,495,444	798,872
Number of Warrants, Exchanged for shares					(1,948,948)
Number of Warrants, Ending Balance				8,903,348	407,904
Weighted Average Exercise Price, Beginning Balance		$ 2.06	$ 3.35	$ 3.35	$ 4.16
Weighted Average Exercise Price, Issued				2.05	3.80
Weighted Average Exerice Price, Exchanged for shares					4.02
Weighted Average Exercise Price, Ending Balance				$ 2.06	$ 3.35
Weighted Remaining Life				4 years 6 months 26 days	3 years 5 months 5 days
Common Stock Warrants
Summary of warrant activity
Number of Warrants, Exchanged for shares	(1,948,948)		(3,938)	(3,938)
Summary of estimated fair value of warrant
Expected dividend		0.00%	0.00%	0.00%	0.00%
Common Stock Warrants | Minimum
Summary of estimated fair value of warrant
Expected term		1 year 6 months	1 year 6 months	1 year 6 months	1 year 6 months
Volatility		26.00%	26.00%	26.00%	26.00%
Risk-free interest rate		0.25%	0.25%	0.12%	0.12%
Common Stock Warrants | Maximum
Summary of estimated fair value of warrant
Expected term		5 years	5 years	5 years	5 years
Volatility		29.00%	29.00%	38.00%	38.00%
Risk-free interest rate		1.37%	1.37%	1.14%	1.14%